Interest expense (Tables)	12 Months Ended
Dec. 31, 2014
Interest Expense [Abstract]
Schedule of debt

(In millions of U.S. dollars)	Years ended December 31
	2014	2013	2012
Gross interest expense	110.9	95.2	94.5
Capitalized interest	7.1	10.3	10.6
Net interest expense	103.8	84.9	83.9